SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Other than temporary impairment of marketable securities
Gain on sale of marketable securities previously impaired	172	48	163
Reimbursement revenue	305	347	287
Advertising expense	228	170	161
Severance expense	$ 213	$ 196	$ 398
Weighted average number of anti-dilutive shares excluded from the calculation of diluted net earnings	515,053	510,705	513,691